OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES - Schedule of Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 953	$ 781
Government authorities	216	78
Advance payments to vendors	302	9
Deposits	7	40
Fair value of the outstanding forward contracts	159	35
Other accounts receivable related to Discontinued operations (see also note 1b.)		730
Other accounts receivable and prepaid expenses	$ 1,637	$ 1,673